Consumer Products Fund (First Prospectus Summary) | Consumer Products Fund
Consumer Products Fund
INVESTMENT OBJECTIVE
The Consumer Products Fund (the "Fund") seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares or Investor Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Consumer Products Fund	Advisor Class	Investor Class
Management Fees	0.85%	0.85%
Distribution and Shareholder Service (12b-1) Fees	0.25%	none
Other Expenses	0.74%	0.50%
Total Annual Fund Operating Expenses	1.84%	1.35%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Consumer Products Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	187	579	995	2,159
Investor Class	137	428	739	1,624

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 402% of the average value of its portfolio. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives.
If such instruments were included, the Fund's portfolio turnover rate might be significantly higher.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests substantially all (at least 80%)
of its net assets in equity securities of Consumer Products Companies that are traded in the United States and in derivatives, which primarily consist of futures contracts and options on securities, futures contracts, and stock indices. The Fund will invest to a significant extent in the securities of
Consumer Products Companies that have small to mid-sized capitalizations.
Consumer Products Companies include companies that manufacture wholesale or retail food, staple retail products and non-durable goods such as beverages, tobacco, household and personal care products. The Fund also may purchase
American Depositary Receipts ("ADRs") to gain exposure to foreign Consumer
Products Companies and U.S. government securities. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund invests in the securities of a limited number of issuers conducting business in the consumer products sector and, therefore, may be concentrated in an industry or group of industries within the consumer products sector. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk - Active trading, also called "high portfolio turnover," may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

Consumer Products Sector Risk - To the extent that the Fund's investments are exposed to issuers conducting business in the consumer products sector, the
Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Consumer Products Companies also may fluctuate widely in response to such events.

Depositary Receipt Risk - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk. The Fund could lose more than the principal amount invested.

Early Closing Risk - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Foreign Issuer Exposure Risk - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Market Risk - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the
Fund's value, to fluctuate over time. An investment in the Fund may lose money.

Mid-Capitalization Securities Risk - The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Non-Diversification Risk - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Small-Capitalization Securities Risk - The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Temporary Defensive Investment Risk - The Fund does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions in declining markets.

Trading Halt Risk - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.
PERFORMANCE INFORMATION
The following bar chart shows the performance of the Investor Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the average annual total returns of the Investor Class Shares and Advisor Class
Shares of the Fund over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at
www.rydex-sgi.com or by calling Guggenheim Investments Client Services at
800.820.0888.
The performance information shown below for Investor Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2012 through June 30, 2012 is 6.98%.

Highest Quarter Return Lowest Quarter Return (quarter ended 6/30/2003) 15.20% (quarter ended 12/31/2008) -14.32%
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)
Average Annual Total Returns Consumer Products Fund	Label	1 Year	5 Years	10 Years
Advisor Class	Return Before Taxes	13.44%	5.98%	7.30%
Advisor Class After Taxes on Distributions	Return After Taxes on Distributions	11.74%	4.21%	6.30%
Advisor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.68%	4.06%	5.80%
Investor Class	Return Before Taxes	14.00%	6.49%	7.81%
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	12.41%	4.82%	6.87%
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.05%	4.57%	6.30%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%